Lease Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
LEASE LIABILITIES
Current lease liabilities	$ 26,886,119	$ 24,138,193
Non-current lease liabilities	$ 267,718,931	$ 243,924,027